Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
16.	DEBT

Short-term borrowings

The Company’s short-term borrowings consist of the following:

	2017	2016
Bank indebtedness [i]	$9	$8
Commercial paper [ii]	250	615

	$259	$623

[i]

The Company has an agreement for a credit facility that is drawn in euros. The Company is required to secure any amounts drawn on the facility with a USD cash deposit of 105% of the outstanding euro balance. As at December 31, 2017, the gross amount outstanding under the credit facility was $108 million [€90 million]. The credit agreement includes a netting arrangement with the bank that provides for the legal right of setoff. Accordingly, as at December 31, 2017, this liability balance was offset against the related restricted cash equivalent deposit of $113 million. The remaining net deposit of $5 million was included in the prepaid expenses and other balance, and is restricted under the terms of the loan. As at December 31, 2016, the gross amount outstanding under the credit facility was $185 million [€175 million], and the net deposit included in the prepaid expenses and other balance was $9 million.

[ii]

During 2016, the Company established a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes [the “U.S. notes”] up to a maximum aggregate amount of U.S. $500 million. The U.S. Program is supported by the Company’s existing global credit facility. The proceeds from the issuance of the U.S. notes are being used for general corporate purposes. As at December 31, 2017, $70 million [2016 - $295 million] of U.S. notes were outstanding, with a weighted-average interest rate of 1.84% [2016 – 1.04%], and maturities less than three months.

Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies. The euro notes issued are guaranteed by the Company’s existing global credit facility. The proceeds from the issuance of the euro notes are being used for general corporate purposes. As of December 31, 2017, $180 million or €150 million [2016 – $320 million or €304 million] of euro notes were outstanding, with a negative weighted-average interest rate of 0.22% [2016 – 0.07%], and maturities less than three months.

Long-term borrowings

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2017	2016
Senior Notes [note 16 [d]]
$750 million Senior Notes due 2024 at 3.625%	$746	$746
$650 million Senior Notes due 2025 at 4.150%	643	643
€550 million Senior Notes due 2023 at 1.900%	657	576
€600 million Senior Notes due 2027 at 1.500% [c]	717	—
Cdn$425 million Senior Notes due 2022 at 3.100%	338	315
Bank term debt at a weighted average interest rate of approximately 5.68% [2016 – 7.3%], denominated primarily in Chinese renminbi, Indian rupee, euro and Brazilian real	99	117
Government loans at a weighted average interest rate of approximately 1.73% [2016 – 2.53%], denominated primarily in euro, Canadian dollar and Brazilian real	84	92
Other	19	44

	3,303	2,533
Less due within one year	108	139

	$3,195	$2,394

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2018	$108
2019	32
2020	28
2021	25
2022	342
Thereafter	2,768

$3,303

[c]	On September 25, 2017, the Company issued €600 million of 1.500% fixed-rate Senior Notes which mature on September 25, 2027. Interest is payable on September 25th of each year.
[d]

All of the Senior Notes pay a fixed rate of interest semi-annually except for the €550 million and €600 million Senior Notes which pay a fixed rate of interest annually. The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, at specified redemption prices determined in accordance with the terms of each of the respective indentures governing the Senior Notes. All of the Senior Notes were issued for general corporate purposes.

[e]

The Company’s $2.75 billion revolving credit facility matures on June 22, 2022. The facility includes a $200 million Asian tranche, a $100 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[f]	Interest expense, net includes:

	2017	2016
Interest expense
Current	$10	$22
Long-term	80	78

	90	100
Interest income	(20)	(12)

Interest expense, net	$70	$88

[g]	Interest paid in cash was $88 million for the year ended December 31, 2017 [2016 - $99 million].

[h]	At December 31, 2017, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2018	$316
2019	272
2020	239
2021	212
2022	189
Thereafter	769

$1,997

For the year ended December 31, 2017, operating lease expense was $344 million [2016 - $314 million].